Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current	$ 81	$ 39
Regulatory Assets, Noncurrent	337	353
Total regulatory assets	418	392
Regulatory Liability, Current	11	19
Regulatory Liability, Noncurrent	375	329
Total regulatory liabilities	386	348
Interest Capitalized [Abstract]
Minimum period of construction for capitalization of interest	3 months
Minimum total project cost for capitalization of interest	$ 1
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Amortization Of Unrecognized Actuarial Gains Losses	10.00%
Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	12 years
Amortization Period Of Difference Between Expected And Actual Return On Plan Assets	5 years
Other Postretirement Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Approximate Amortization Period Of Net Actuarial Gain Loss	7 years
Amortization Period Of Unrecognized Prior Service Costs Credits	4 years
Maximum [Member] | Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Market Related Value	110.00%
Minimum [Member] | Pension Benefits [Member]
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Threshold For Market Related Value	90.00%